Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 12,942,657	$ 10,270,988
Cost of revenues		(8,290,252)	(8,473,079)
Gross profit		4,652,405	1,797,909
Operating expenses:
Selling expenses		(618,931)	(412,056)
General and administrative expenses		(1,759,047)	(2,682,433)
Research and development expenses		(1,149,759)	(770,713)
Total operating expenses		(3,527,737)	(3,865,202)
Operating income (loss)		1,124,668	(2,067,293)
Other income (expenses):
Interest income		12,389	135,574
Interest expenses		(63,367)	(94,780)
Other income, net		45,030	19,810
Other expense, net		(3,972)	(4,272)
Exchange gain		19,358	33,838
Total other income, net		9,438	90,170
Income (Loss) before income tax		1,134,106	(1,977,123)
Income tax (expenses) benefits		(125,096)	1,703
Net income (loss)		1,009,010	(1,975,420)
Comprehensive income (loss)
Net income (loss)		1,009,010	(1,975,420)
Foreign currency translation adjustments, net of tax		839,927	218,808
Comprehensive income (loss)		$ 1,848,937	$ (1,756,612)
Earnings (Loss) per share, basic (in Dollars per share)		$ 10.01	$ (427.48)
Earnings (Loss) per share, diluted (in Dollars per share)		$ 10.01	$ (427.48)
Weighted average number of shares (in Shares)	[1]	100,826	4,621

[1]	The shares are presented on a retrospective basis to reflect the 1-for-16 share consolidation effective April 6, 2026 and the subsequent 1-for-200 share consolidation effective July 6, 2026.